BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2023
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

8.BUSINESS ACQUISITIONS

NHC Turlock, LLC

On April 21, 2023, the Company completed the acquisition of NHC Turlock, LLC, a California retail dispensary, through GHG-NHC Turlock Inc., a wholly-owned subsidiary of the Company. Pursuant to the terms of the merger agreement, calculation and payment of consideration for the acquisition of NHC Turlock will occur at the end of its sixth full quarter of operations (“Turlock Earnout Date”), at twenty-four times its annualized EBITDA in that quarter ("Turlock Contingent Consideration") offset by the amount owed by the seller of NHC Turlock to the Company under a note receivable. The Turlock Contingent Consideration is comprised of 80% in deferred Equity Shares and 20% in long-term debt. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the Turlock Earnout Date or 2) April 21, 2025. The fair value of the deferred Equity Shares payable is to be determined using the volume-weighted average price (VWAP) for the day immediately preceding the date of issuance. The long-term debt portion of the Turlock Contingent Consideration will be in the form of an unsecured, subordinated promissory note bearing interest of 8% annually and maturing after the four-year anniversary of the closing date.

As of the date of acquisition, the fair value of the Turlock Contingent Consideration was determined to be nil based on the Company's forecasts of future EBITDA, and as a result, the total consideration was estimated to be the balance of the note receivable of $1,578,428. The Company recorded $250,000 in inventory and $1,328,428 of intangible assets for NHC Turlock’s cannabis license and assumed the lease related to this entity. The Company analyzed the transaction under ASC 805 “Business Combination” and determined that it did not meet the criteria of a business and accounted for this transaction as an asset acquisition. At the acquisition date for NHC Turlock, the Company determined that NHC Turlock’s cannabis license was fully impaired and recorded an impairment expense for intangible assets of $1,328,428 for year ended December 31, 2023. See “Note 9 – Intangible Assets” for further information.

2022 Business Acquisitions

The purchase price allocations for the business acquisitions completed during the year ended December 31, 2022, as set forth in the table below, reflect various fair value estimates and analyses that were subject to change within the measurement period as valuations are finalized. Measurement period adjustments that the Company determined to be material were applied to the Company’s consolidated financial statements in the period the adjustment was determined for the acquisitions. Depending on the nature of the adjustments, other periods subsequent to the period of acquisition could be affected. The acquisitions noted below were accounted for in accordance with

8.BUSINESS ACQUISITIONS (Continued)

ASC 805 “Business Combinations”. The acquisition adjustments related to the business combinations were not pushed down to the separate financial statements of the acquired entities.

The summary of allocation of purchase price of the business acquisitions completed during the year ended December 31, 2022 are as follows:

			Natural
	Plus Products	The Pottery,	Healing	NHC Lemoore,	NHC-MB,
	Holding Inc.	Inc.	Center, LLC	LLC	LLC	Total
Closing Date:	April 28, 2022	July 28, 2022	September 6, 2022	September 6, 2022	September 14, 2022

Total Consideration
Convertible Debenture Notes	$16,257,104	$—	$—	$—	$—	$16,257,104
Restricted Stock Units Issued	188,122	—	—	—	—	188,122
Derivative Asset	(251,020)	—	—	—	—	(251,020)
Contingent Restricted Stock Units	5,460,000	—	—	—	—	5,460,000
Fair Value of Equity Issued	9,707,414	1,100,000	5,938,298	3,272,515	5,248,569	25,266,796
Shares Payable	—	—	2,262,000	1,234,000	1,933,000	5,429,000
Fair Value of Remaining 50% Equity Interest	—	900,000	—	—	—	900,000
Cash Payment	—	—	590,795	1,642,522	305,427	2,538,744
Loan Forgiveness	—	—	1,711,000	3,750,000	—	5,461,000
Working Capital Adjustment	—	—	169,683	98,064	16,324	284,071
Assumption of IRS Debt	—	—	6,753,499	—	—	6,753,499
Total Consideration	$31,361,620	$2,000,000	$17,425,275	$9,997,101	$7,503,320	$68,287,316

Net Assets Acquired (Liabilities Assumed)

Current Assets (2)	$6,095,273	$382,436	$4,134,643	$147,259	$459,585	$11,219,196
Operating Right-of-Use Asset	294,159	3,671,969	992,717	991,606	772,647	6,723,098
Property, Plant and Equipment	789,779	37,201	273,679	1,788,166	—	2,888,825
Non-Current Assets	93,662	3,500	—	—	—	97,162
Current Liabilities Assumed	(1,157,112)	(2,854,242)	(2,375,611)	(697,558)	(634,434)	(7,718,957)
Lease Liabilities	(294,159)	(3,671,969)	(832,060)	(833,989)	(652,654)	(6,284,831)
Deferred Tax Liabilities	(2,154,737)	(971,031)	(3,665,852)	(363,787)	(1,595,065)	(8,750,472)
Intangible Assets:
Intellectual Property	5,100,000	400,000	1,100,000	300,000	600,000	7,500,000
Customer Relationship	2,600,000	—	—	—	—	2,600,000
Cannabis License	—	3,070,000	12,000,000	1,000,000	5,100,000	21,170,000
Total Intangible Assets	7,700,000	3,470,000	13,100,000	1,300,000	5,700,000	31,270,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)	11,366,865	67,864	11,627,516	2,331,697	4,050,079	29,444,021
Goodwill (1)	19,994,755	1,932,136	5,797,759	7,665,404	3,453,241	38,843,295
Total Net Assets Acquired	$31,361,620	$2,000,000	$17,425,275	$9,997,101	$7,503,320	$68,287,316
Revenues from Acquisition	$5,641	$2,844,275	$10,152,141	$2,859,936	$5,329,449	$21,191,442
Net Income (Loss) from Acquisition	$215,659	$(1,129,577)	$3,604,574	$(504,722)	$1,454,587	$3,640,521
Pro Forma Revenues (3)	$3,911,580	$2,110,084	$8,158,053	$3,889,361	$4,647,797	$22,716,875
Pro Forma Net Income (Loss) (3)	$1,067,848	$(1,287,036)	$551,711	$(231,069)	$289,561	$391,015
(1)	Goodwill arising from acquisitions represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally, goodwill related to dispensaries acquired within a state adds to the footprint of the Company’s dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provides for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	Included in current assets acquired in the business combination was cash acquired, accounts receivable, other current assets and inventory as of the acquisition date.
(3)	If the 2022 acquisitions had been completed on January 1, 2022, the Company estimates it would have recorded changes in revenues and changes in net (losses) income shown in the pro forma amounts noted above.

8.BUSINESS ACQUISITIONS (Continued)

During the year ended December 31, 2023, upon finalization of the NHC acquisition allocations, the Company determined certain measurement period adjustments in which the Company increased its consideration for various working capital adjustments, as defined in the agreement, and certain assets and liabilities that were determined to be no longer collectible or payable.  In accordance with ASC 805, such adjustments were determined to be measurement period adjustments during the year ended December 31, 2023.

Plus Products Holdings, Inc.

On April 28, 2022, the Company completed an acquisition of 100% of the equity interests in Plus Products Holdings, Inc. (“Plus Products”), a leading cannabis edibles company located in California. Pursuant to the terms of the acquisition agreement, the purchase price is for an aggregate consideration of $31,361,620 and is comprised of the following: (i) 20,005 unsecured convertible debenture notes, of which 8,003 may be issued in the form of alternative convertible debenture notes (see “Note 14 – Notes Payable and Convertible Debentures” for further information), (ii) 2,102,578 Equity Shares, (iii) 208,635 Equity Shares granted pro-rata upon closing to exempt grantees (the “Incentive Shares”), (iv) 44,751 RSUs granted pro-rata upon closing which fully vested on May 30, 2022 and settled in the Company’s Equity Shares (the “Incentive RSUs”) and (v) 1,300,000 RSUs contingent on revenue earnout provisions. In addition, the Company granted 450,000 RSUs (the “Retention RSUs”) to certain Plus Products employees which will vest 33% one year after the grant date and the remaining 67% vest in eight equal quarterly installments following the grant date. The fair value of the Retention RSUs, or $1,890,000, was recognized as a component of equity with expense subsequently recognized over the vesting period.

The Pottery Inc.

On July 28, 2022, the Company acquired the remaining equity and other ownership interests of N.R.O Management, LLC and The Pottery, a retail dispensary located in Los Angeles, California. The Company previously owned 50% of the equity and other ownership interests prior to July 28, 2022. The purchase price is for an aggregate consideration of $2,000,000 and is comprised of the following: (i) 500,000 Equity Shares of the Company and (ii) the fair value of the remaining 50% of the equity interests held. The shares will have a one-year lock-up period through July 28, 2023. As of the date of the acquisition, the total fair value of the equity shares was determined to be $1,100,000, or approximately $2.20 per share. The fair value of the remaining 50% equity interests was determined to be $900,000 using the income approach based on Level 3 inputs on the fair value hierarchy framework. In addition, the Company, or its designee, had the option of acquiring all the remaining undivided ownership interests in the underlying real property for $3,000,000, in cash. The Company elected not to acquire the remaining undivided ownership interests of the underlying real property.

Natural Healing Center, LLC

On September 6, 2022, the Company completed the acquisition of Natural Healing Center, LLC. (“Grover Beach”), a retail dispensary located in Grover Beach, California, through GHG-NHC Grover Inc., a wholly owned subsidiary of the Company. Pursuant to the terms of the merger agreement, the purchase price is for an aggregate consideration of $17,425,275 and is comprised of the following: (i) $5,938,298 fair value of the Equity Shares of the Company and $2,262,000 fair value of deferred Equity Shares payable, (ii) cash payment, (iii) loan forgiveness (iv) working capital adjustment and (v) assumption of certain IRS debt. The Equity Shares issued were paid upon closing with fair value determined as the closing price of the Company’s stock as of September 7, 2022. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the sixth calendar quarter following the opening of NHC Turlock, LLC (“Turlock”) or 2) September 7, 2024.

NHC Lemoore, LLC

On September 6, 2022, the Company completed the acquisition of NHC Lemoore, LLC (“Lemoore”), a retail dispensary located in Lemoore, California, through GHG-NHC Lemoore Inc., a wholly owned subsidiary of the Company. Pursuant to the terms of the merger agreement, the preliminary purchase price is for an aggregate consideration of $9,997,101 and is comprised of the following: (i) $3,272,515 fair value of the Equity Shares of the Company and $1,234,000 fair value of deferred Equity Shares (ii) a cash payment and (iii) working capital adjustment. The Equity Shares issued were paid upon closing with fair value determined as the closing price of the Company’s stock as of September 7, 2022. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the sixth calendar quarter following the opening of Turlock or 2) September 7, 2024.

8.BUSINESS ACQUISITIONS (Continued)

NHC-MB, LLC

On September 14, 2022, the Company completed the acquisition of NHC-MB LLC (“Morro Bay”), a retail dispensary in Morro Bay, California, through GHG-NHC Morro Inc., a wholly owned subsidiary of the Company. Pursuant to the terms of the merger agreement, the preliminary purchase price is for an aggregate consideration of $7,503,320 and is comprised of the following: (i) $5,249,569 fair value of the Equity Shares of the Company and $1,933,000 fair value of deferred Equity Shares and (ii) a cash payment. 80% of the Equity Shares issued were paid upon closing with fair value determined as the closing price of the Company’s stock as of September 14, 2022. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the sixth calendar quarter following the opening of Turlock or 2) September 14, 2024. The full value of the Equity Shares issued were accounted as consideration and included as a component of shares payable in the accompanying Consolidated Balance Sheets.